Other Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	$ 29,721	$ 36,030
Accrued mask, mold fees and other expenses for RD [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	7,503	9,217
Payable for purchases of equipment [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	1,615	2,950
Accrued software maintenance [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	891	1,750
Accrued payroll and related expenses [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	6,958	7,780
Accrued professional service fee [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	923	1,066
Accrued warranty costs [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	48	227
Accrued insurance, welfare expenses, etc. [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	10,590	9,385
Sales received in advance [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	$ 1,193	$ 3,655